Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Goodwill
Cost	6,091	5,607
Accumulated impairment	(6,091)	(3,287)
	-	2,320
Patents and licences
Cost	25,151	25,993
Accumulated amortisation and impairment	(3,489)	(918)
	21,662	25,075
Brands
Cost	12,032	14,769
Accumulated amortisation and impairment	(5,401)	(4,563)
	6,631	10,205
Software
Cost	15,548	15,718
Accumulated amortisation and impairment	(15,548)	(15,455)
	-	263
Total Intangible assets	28,293	37,864

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

(a)	Movements in carrying amounts of intangible assets

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software NZ$000’s	Total NZ$000’s
Year ended 31 January 2020
Balance at the beginning of the year	2,320	25,075	10,205	263	37,864
Adjustments*	-	(2,310)	-	-	(2,310)
Amortisation	-	(589)	-	-	(589)
Impairment (note 6)	(2,480)	(2,037)	(3,694)	(202)	(8,413)
Reclassification	-	-	-	(50)	(50)
Foreign exchange movements	160	1,523	120	(11)	1,792
Closing value at 31 January 2020	-	21,662	6,631	-	28,293

* During the year, a financial liability relating to a shareholder loan on the balance sheet of Frederick’s of Hollywood (FOH) on the acquisition of FOH Online Corp Inc. was derecognised as the stock purchase agreement stipulated the transaction was debt free. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest.

	Goodwill NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Software NZ$000’s	Total NZ$000’s
Year ended 31 January 2019
Balance at the beginning of the year	-	201	12,463	348	13,012
Additions	5,798	25,076	2,726	33	33,633
Amortisation	-	(202)	-	(29)	(231)
Impairment	(3,287)	-	(4,563)	(83)	(7,933)
Foreign exchange movements	(192)	-	(420)	(6)	(618)
Closing value at 31 January 2019	2,320	25,075	10,205	-	37,864

Disclosure of Information for Cash-generating Units

For the purpose of impairment testing, goodwill is allocated to cash-generating units as below:

Description of the cash-generating unit (CGU)	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s
United States	2,480	2,320
Impairment of goodwill	2,480	2,320

Disclosure of Detailed Information About Impairment of Patents & Licences

The Group also fully impaired the carrying value of patents and licence acquired as part of the Naked merger.

	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s

FOH licence	1,914	-
Naked patents & licence	123	-
Impairment of patents & licences	2,037	-

Disclosure of Detailed Information About Impairment of Indefinite-lived Brand Intangibles

Brand intangible assets represent brands owned by the Group, that arose on historical acquisitions including Pleasure State, Davenport and Lovable.

	For the Year Ended 31 January 2020 NZ $000’s	For the Year Ended 31 January 2019 NZ $000’s

Pleasure State	125	2,206
Davenport and Lovable	1,439	1,065
Naked	2,130	1,292
Impairment of indefinite-lived brand intangibles	3,694	4,563